Environmental Remediation Obligation (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Site Contingency [Line Items]
Accrued liabilities	$ 1,000	$ 1,000
Other non-current liabilities	18,092	18,888
Total	$ 19,092	$ 19,888